Trade payables and other current liabilities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term	30 days
Trade payables	$ 16,281,000	$ 9,342,000	$ 6,106,000
Deferred revenue	367,000	190,000	309,000
Trade payables	0	1,788,000	0
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Additions/Amortization	1,587,000	3,350,000
Trade payables		786,000
5G New Product Development, Team Of Engineers
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payables			1,430,000
Trade payables	1,288,000	1,002,000
Development services agreements
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue	$ 367,000	$ 190,000	$ 309,000